Document and Entity Information	May 14, 2019
Prospectus:
Document Type	497
Document Period End Date	May 14, 2019
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	May 14, 2019
Document Effective Date	Jun. 04, 2019
Prospectus Date	Jan. 01, 2019
Socially Responsible Fund | Socially Responsible Fund
Prospectus:
Trading Symbol	VCSRX